Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did no
t id
entify any subsequent events that would have required adjustment or disclosure in the unaudited condensed
consolidated financial statements.

Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date, up to April 28, 2025, the date the financial statements were available to be issued. Based upon this review, the Company did not identify
any subsequent events that would have required adjustments or disclosure in the financial statements.

ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Subsequent Events
19. Subsequent Events
The Company has evaluated subsequent events through January 5, 2026, the date the condensed consolidated financial statements were available to be issued.
Subsequent to September 30, 2025, a milestone was achieved related to the Morton Acquisition amendment and a payment was made in cash and shares with total value of $1.0 million. Refer to
Footnote 10
—
Commitments and Contingencies
for further information.

20. Subsequent Events
The Company has evaluated subsequent events through October 29, 2025, the date the consolidated financial statements were available to be issued.
In May 2025, the Company completed the final Series C convertible redeemable preferred stock offerings for aggregate gross proceeds of approximately $100 million. The total raised includes $24.0 million in SAFEs issued in 2023 and 2024 that were converted into 22,869,771 shares of Series
C-1
convertible redeemable preferred stock on December 27,
2024.

In 2025, the Company entered into a separate agreement related to Morton which requires contingent payments for the achievement of additional development milestones up to a contractually stated notional amount of $
2.0
 million payable through a combination of cash and shares. In this agreement, total contingent payments based on development milestones related to the Morton Acquisition were capped at $
2.0
 million in total.
On September 8, 2025, the Company entered into a definitive business combination agreement (the “BCA”) with Churchill Capital Corp X (“CCX”), a publicly traded special purpose acquisition company. Under the terms of the BCA, AH Merger Sub I, Inc., a direct, wholly-owned subsidiary of CCX, will merge with and into Infleqtion, with Infleqtion continuing as the surviving corporation, and immediately thereafter, such surviving corporation will merge with and into AH Merger Sub II, LLC (“Merger Sub II”), another direct, wholly-owned subsidiary of CCX, with Merger Sub II continuing as the surviving entity and as a wholly-owned subsidiary of CCX (collectively, the “transaction”). In connection with the transaction, CCX will change its name to “Infleqtion, Inc.” The transaction is expected to close in the first half of 2026, subject to customary closing conditions, including regulatory approvals and approval by CCX shareholders.